Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

4.Fair value measurements

Fair Values – Recurring

As required, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Partnership’s assessment of the significance of a particular input requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following table presents information about the Partnership’s recurring assets and liabilities measured at fair value as of September 30, 2022:

				September 30,
(in thousands)	Level 1	Level 2	Level 3	2022
Assets (at fair value):
Derivative contracts	$—	$5,188	$—	$5,188
Liabilities (at fair value):
Derivative contracts	$—	$(3,941)	$—	$(3,941)

The following table presents information about the Partnership’s recurring liabilities measured at fair value as of December 31, 2021:

				December 31,
(in thousands)	Level 1	Level 2	Level 3	2021
Liabilities (at fair value):
Derivative contracts	$—	$(4,353)	$—	$(4,353)

The following table provides the fair value of financial instruments that are not recorded at fair value in the condensed combined balance sheets:

	September 30, 2022		December 31, 2021
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities (at fair value):
Revolving Credit Facility	$—	$—	$29,938	$29,938

The recorded value of the revolving credit facility approximates its fair value because of its floating rate structure based on the Prime Rate spread. The fair value measurement for the revolving credit facility represents Level 2 inputs.

Fair Values — Non Recurring

The fair value measurements of asset retirement obligations are measured on a nonrecurring basis when a well is drilled or acquired or when production equipment and facilities are installed or acquired using a discounted cash flow model based on inputs that are not observable in the market and therefore represent Level 3 inputs. Significant inputs to the fair value measurement of asset retirement obligations include estimates of the costs of plugging and abandoning oil and natural gas wells, removing production equipment and facilities and restoring the surface of the land as well as estimates of the economic lives of the oil and natural gas wells and future inflation rates. Asset retirement obligations incurred and acquired during the nine months ended September 30, 2022 were approximately $633 thousand.

4.Fair value measurements

Fair Values — Recurring

As required, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Partnership’s assessment of the significance of a particular input requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following table presents information about the Partnership’s recurring liabilities measured at fair value as of December 31, 2021:

				December 31,
	Level 1	Level 2	Level 3	2021
Liabilities (at fair value):
Derivative	$—	$(4,353,072)	$—	$(4,353,072)

The following table presents information about the Partnership’s recurring liabilities measured at fair value as of December 31, 2020:

				December 31,
	Level 1	Level 2	Level 3	2020
Liabilities (at fair value):
Derivative	$—	$(213,093)	$—	$(213,093)

The following table provides the fair value of financial instruments that are not recorded at fair value in the combined balance sheets:

	December 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities (not at fair value):
Revolving credit facility	$29,938,307	$29,938,307	$9,897,179	$9,897,179

The recorded value of the revolving credit facility approximates its fair value because of its floating rate structure based on the Prime Rate spread. The fair value measurement for the revolving credit facility represents Level 2 inputs.

Fair Values — Non Recurring

The fair value measurements of asset retirement obligations are measured on a nonrecurring basis when a well is drilled or acquired or when production equipment and facilities are installed or acquired using a discounted cash flow model based on inputs that are not observable in the market and therefore represent Level 3 inputs. Significant inputs to the fair value measurement of asset retirement obligations include estimates of the costs of plugging and abandoning oil and natural gas wells, removing production equipment and facilities and restoring the surface of the land as well as estimates of the economic lives of the oil and natural gas wells and future inflation rates.

CIK 0001816261 Executive Network Partnering Corp
Fair Value Measurements
Fair Value Measurements

Note 9 — Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021 by level within the fair value hierarchy:

	Fair Value Measured as of September 30, 2022
	Level 1	Level 2	Level 3	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$416,329,383	$—	$—	$416,329,383
Liabilities:
Warrant liabilities – Public Warrants	$9,625,500	$—	$—	$9,625,500
Warrant liabilities – Private Placement Warrants	$—	$—	$145,825	$145,825

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$414,052,978	$—	$—	$414,052,978
Liabilities:
Warrant liabilities – Public Warrants	$7,027,650	$—	$—	$7,027,650
Warrant liabilities – Private Placement Warrants	$—	$—	$107,910	$107,910

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for the three and nine months ended September 30, 2022 and 2021.

The fair value of the warrants issued in connection with the Initial Public Offering was initially measured using a Monte-Carlo simulation model and subsequently been measured based on the listed market price of such warrants at each measurement date when separately listed and traded in November 2020. The fair value of the warrants issued in connection with the Private Placement has been estimated using a Black-Scholes Option Pricing model at each measurement date.

The estimated fair value of the Private Placement Warrants has been determined using Level 3 inputs. Inherent in a Black-Scholes Option Pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the implied volatility based on the trading price of the public warrants as of the valuation date. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	September 30,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock Price	$9.98	$9.81
Term (in years)	5.00	5.00
Volatility	8.50%	14.20%
Risk-free interest rate	4.06%	1.34%
Dividend yield	0.00%	0.00%
Probability of success	90.00%	80.00%

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the three and nine months ended September 30, 2022 and 2021 is summarized as follows:

Level 3 warrant liabilities as of December 31, 2021	$107,910
Change in fair value of warrant liabilities	(60,325)
Level 3 warrant liabilities as of March 31, 2022	47,585
Change in fair value of warrant liabilities	93,635
Level 3 warrant liabilities as of June 30, 2022	141,220
Change in fair value of warrant liabilities	4,605
Level 3 warrant liabilities as of September 30, 2022	$145,825

Level 3 warrant liabilities as of December 31, 2020	$165,780
Change in fair value of warrant liabilities	(30,700)
Level 3 warrant liabilities as of March 31, 2021	135,080
Change in fair value of warrant liabilities	23,025
Level 3 warrant liabilities as of June 30, 2021	158,105
Change in fair value of warrant liabilities	(33,770)
Level 3 warrant liabilities as of September 30, 2021	$124,335

NOTE 9 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$414,052,978	$—	$—	$414,052,978
Liabilities:
Warrant liabilities – Public Warrants	$7,027,650	$—	$—	$7,027,650
Warrant liabilities – Private Placement Warrants	$—	$—	$107,910	$107,910

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$414,011,571	$—	$—	$414,011,571
Liabilities:
Warrant liabilities – Public Warrants	$10,764,000	$—	$—	$10,764,000
Warrant liabilities – Private Placement Warrants	$—	$—	$165,780	$165,780

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in December 2020, upon trading of the Public Warrants in an active market. There were no transfers between levels for the year ended December 31, 2021.

The fair value of the Public Warrants issued in connection with the Initial Public Offering was initially measured using a Monte Carlo simulation model and subsequently been measured based on the listed market price of such warrants. The fair value of the warrants issued in connection with the Private Placement have been estimated using a Black-Scholes Option Pricing model at each measurement date.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Black-Scholes Option Pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Class A common stock warrants based on implied volatility from the Company’s traded warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	December 31, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock Price	$9.81	$10.01
Term (in years)	5.00	5.00
Volatility	14.20%	17.00%
Risk-free interest rate	1.34%	0.56%
Dividend yield	0.00%	0.00%
Probability of success	80.00%	100.00%

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the year ended December 31, 2021 and for the period from June 22, 2020 (inception) through December 31, 2020 is summarized as follows:

Level 3 warrant liabilities as of June 22, 2020 (inception)	$—
Issuance of Public and Private Placement Warrants	13,765,730
Transfer of Public Warrants to Level 1	(12,109,500)
Change in fair value of derivative warrant liabilities	(1,490,450)
Level 3 warrant liabilities as of December 31, 2020	165,780
Change in fair value of derivative warrant liabilities	(57,870)
Level 3 warrant liabilities as of December 31, 2021	$107,910